TAXES ON INCOME (Schedule of Taxes on Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 14,940	$ 1,140	$ 808
Deferred	1,877	2,352	(15)
Domestic	12,154	2,719	325
Foreign	909	773	468
Taxes on income	$ 13,063	$ 3,492	$ 793